Cover	Aug. 06, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 06, 2024
Registrant Name	NEUROMETRIX, INC.
Entity File Number	001-33351
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	04-3308180
Entity Address, Postal Zip Code	01801
City Area Code	781
Local Phone Number	890-9989
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001289850
Entity Address, Address Line One	4B Gill Street
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA